UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners Limited
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  James Cameron
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Title: Compliance Administrator
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Phone: +44(20) 7659-4227
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


Signature, Place, and Date of Signing:

/s/ James Cameron
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[Signature]

London, England
[City, State]

May 1, 2007
----------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
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Form 13F Information Table Entry Total:

         16
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Form 13F Information Table Value Total:

$1,688,245,664.42
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





                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------

ALCOA INC             COMMON         01381710 A     $167,198      4,932,090  SH           SOLE                   4,932,090
CLEARWIRE CORP        CLASS A        18538530 F       $1,638         80,000  SH           SOLE                      80,000
CONOCOPHILLIPS        COMMON         20825C10 A     $122,938      1,798,658  SH           SOLE                   1,798,658
CVS CAREMARK CORP     COMMON         12665010 A     $232,739      6,817,180  SH           SOLE                   6,817,180
DIRECTV GROUP INC     COMMON         25459L10 A      $96,991      4,204,210  SH           SOLE                   4,204,210
EXELON CORP           COMMON         30161N10 A     $153,883      2,239,600  SH           SOLE                   2,239,600
FLOR EAST COAST INDS  COMMON         34063210 A     $105,313      1,679,901  SH           SOLE                   1,679,901
HOME DEPOT            COMMON         43707610 A     $125,148      3,406,315  SH           SOLE                   3,406,315
HUMAN GENOME SCI      COMMON         44490310 F      $86,980      8,190,240  SH           SOLE                   8,190,240
INTEL CORP            COMMON         45814010 F     $194,491     10,166,820  SH           SOLE                  10,166,820
LUCENT TECHNOLOGIES   WTS DEC 10 07  54946313 F         $9.4         98,744  PRN          SOLE                      98,744
NETBANK INC           COMMON         64093310 F       $3,510      1,588,300  SH           SOLE                   1,588,300
PUBLICARD INC         COMMON         744667210 A         $41      2,735,500  SH           SOLE                   2,735,500
ST JOE CO             COMMON         79014810 A      $64,578      1,234,523  SH           SOLE                   1,234,523
VERIZON COMMUNICATNS  COMMON         92343V10 A     $186,789      4,925,866  SH           SOLE                   4,925,866
WILLIAMS SONOMA INC   COMMON         96990410 A     $145,999      4,117,300  SH           SOLE                   4,117,300



